MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2021
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4: -        MARKETABLE SECURITIES

	June 30, 2021	December 31, 2020
	Unaudited	Audited

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds – Level 1	$13,574	$-
Corporate bonds and government treasury notes – Level 2	7,035	-
	$20,609	$-

During the six months ended June 30, 2021 and the year ended December 31, 2020, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.